Investment Strategy - ALPS Nautilus SMR, Nuclear & Technology ETF	Feb. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by creating an actively managed portfolio consisting of (1) equity securities comprised significantly of those included in the Fund’s benchmark index, the Nautilus SMR, Nuclear & Technology Index (the “Benchmark”), and (2) selling (writing) and buying options. The resulting Fund is designed to provide investors with performance that captures a majority of the returns associated with the Benchmark, while exposing investors to lower volatility than the Benchmark and also providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Benchmark constituents or derivative instruments linked to Benchmark constituents, the Benchmark or similar indices (“80% Policy”). In calculating the 80% Policy, the Fund will include the market value of equity securities and the notional value of derivative instruments.

In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of companies included in the Benchmark (which includes small-, mid- and large-capitalization companies and U.S. and non-U.S. companies). The Benchmark is comprised of companies involved in developing, operating, and enabling small modular reactors and nuclear energy as well as leading companies in the artificial intelligence (AI) sector. Small modular reactors are a type of nuclear reactor that is smaller and more simplified than traditional reactors, with less power output, that are designed to be modular, meaning multiple units can be assembled to meet different power needs. Currently, the Benchmark is comprised of four segments: (i) artificial intelligence companies, (ii) companies involved in nuclear power generation or transmission, (iii) companies involved in nuclear power plant operations or construction, including the operation or construction of small modular nuclear reactors, and (iv) companies involved in the mining, development or enrichment of uranium. The Benchmark selects the top 25 companies, where available, per segment by full market capitalization with priority to pureplay companies, subject to minimum market capitalization, minimum float market capitalization, average daily traded value, minimum free float and market size requirements. The Fund may also invest in other equity securities not included in the Benchmark. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are not selected based on anticipated dividend payments.

In pursuing the Fund’s investment objective, with respect to the equity securities portion of the Fund’s portfolio, the Adviser expects to emphasize investment strategies with respect to security selection that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, the Adviser will utilize an approach to seek to identify securities that are undervalued. The Fund’s investment program with respect to equity security selection may involve a longer investment horizon designed to minimize trading volume. In implementing certain trading strategies, such as the call and put writing strategy, described below, the Fund may use more tactical trading.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts, or swap agreements, subject to applicable law and any other Fund restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may sell (write) options (including, but not limited to, call options and put options), and buy options (including, but not limited to, call options and put options). The Fund may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) or write calls and/or puts on instruments to which the Fund has no exposure (naked calls or naked puts) in return for a premium.

The Adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the Adviser identifies a stock that it believes offers a better investment opportunity.

With respect to the options portion of the Fund’s portfolio, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.